Supplement to the
Fidelity® Variable Insurance Products
Investor Freedom® Funds
April 30, 2026
Prospectus

The Board of Trustees of VIP Investor Freedom Retirement Portfolio℠, VIP Investor Freedom 2010 Portfolio℠, VIP Investor Freedom 2015 Portfolio℠, VIP Investor Freedom 2020 Portfolio℠, VIP Investor Freedom 2025 Portfolio℠, VIP Investor Freedom 2030 Portfolio℠, VIP Investor Freedom 2035 Portfolio℠, VIP Investor Freedom 2040 Portfolio℠, VIP Investor Freedom 2045 Portfolio℠, and VIP Investor Freedom 2050 Portfolio℠ (the funds) has approved, subject to shareholder approval, a new pricing structure for the funds that will reduce the overall expenses that the funds' shareholders pay, relative to the funds' expenses as of December 31, 2025, and provide for less fluctuation in fund expenses. Under the new structure, each fund will charge shareholders for all of its operating expenses directly. If approved by shareholders, each of the funds will transition their holdings to the Fidelity Series Funds that charge no management fees. A meeting of shareholders of each fund will be held on October 14, 2026, to vote on this proposal. Shareholders of record on August 17, 2026, are entitled to vote at the meeting.
The foregoing is not a solicitation of any proxy. For a free copy of the proxy statement containing important information relating to the proposal please contact Fidelity at 1-877-208-0098. The proxy statement is expected to be available on or about August 14, 2026, and will be available on the Securities and Exchange Commission's web site (www.sec.gov).
VIPIFF-PSTK-0526-114 1.828376.114	May 15, 2026
Supplement to the
Fidelity® Variable Insurance Products
Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, and Freedom Lifetime Income III Portfolio
April 30, 2026
Prospectus

The Board of Trustees of VIP Freedom Lifetime Income® I Portfolio, VIP Freedom Lifetime Income® II Portfolio, and VIP Freedom Lifetime Income® III Portfolio (the funds) has approved, subject to shareholder approval, a new pricing structure for the funds that will reduce the overall expenses that the funds' shareholders pay, relative to the funds' expenses as of December 31, 2025, and provide for less fluctuation in fund expenses. Under the new structure, each fund will charge shareholders for all of its operating expenses directly. If approved by shareholders, each of the funds will transition their holdings to the Fidelity Series Funds that charge no management fees. A meeting of shareholders of each fund will be held on October 14, 2026, to vote on this proposal. Shareholders of record on August 17, 2026, are entitled to vote at the meeting.
The foregoing is not a solicitation of any proxy. For a free copy of the proxy statement containing important information relating to the proposal please contact Fidelity at 1-877-208-0098. The proxy statement is expected to be available on or about August 14, 2026, and will be available on the Securities and Exchange Commission's web site (www.sec.gov).
VIPFLI-PSTK-0526-110 1.832271.110	May 15, 2026
Supplement to the
Fidelity® Variable Insurance Products
Freedom Funds
Initial Class, Service Class, and Service Class 2
April 30, 2026
Prospectus

The Board of Trustees of VIP Freedom Retirement Portfolio℠, VIP Freedom 2010 Portfolio℠, VIP Freedom 2015 Portfolio℠, VIP Freedom 2020 Portfolio℠, VIP Freedom 2025 Portfolio℠, VIP Freedom 2030 Portfolio℠, VIP Freedom 2035 Portfolio℠, VIP Freedom 2040 Portfolio℠, VIP Freedom 2045 Portfolio℠, VIP Freedom 2050 Portfolio℠, VIP Freedom 2055 Portfolio℠, VIP Freedom 2060 Portfolio℠, VIP Freedom 2065 Portfolio℠, and VIP Freedom 2070 Portfolio℠ (the funds) has approved, subject to shareholder approval, a new pricing structure for the funds that will reduce the overall expenses that the funds' shareholders pay, relative to the funds' expenses as of December 31, 2025, and provide for less fluctuation in fund expenses. Under the new structure, each fund will charge shareholders for all of its operating expenses directly. If approved by shareholders, each of the funds will transition their holdings to the Fidelity Series Funds that charge no management fees. A meeting of shareholders of each fund will be held on October 14, 2026, to vote on this proposal. Shareholders of record on August 17, 2026, are entitled to vote at the meeting.
The foregoing is not a solicitation of any proxy. For a free copy of the proxy statement containing important information relating to the proposal please contact Fidelity at 1-877-208-0098. The proxy statement is expected to be available on or about August 14, 2026, and will be available on the Securities and Exchange Commission's web site (www.sec.gov).
VIPFF2K-PSTK-0526-114 1.828420.114	May 15, 2026